Inventories (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories
Pharmaceuticals	¥ 2,942,000	¥ 2,780,000
Medical consumables	30,394,000	23,340,000
Total current inventories	33,336,000	26,120,000
Cost of inventories recognised as expense	¥ 163,881,000	¥ 112,617,000